Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

Derivatives, not designated as hedging instruments, relate to economic hedges and are market to market with all amounts recognized in the Consolidated Statements of Net Income. The derivatives not designated as hedging instruments outstanding at December 31, 2015 were foreign exchange swaps. For 2015 the gains and losses recognized in other non-operating items, net were a loss of $3.3 million for derivative instruments not designated as hedging instruments. For 2014, the Company recognized a gain of $2.0 million in other non-operating items, net for derivative instruments not designated as hedging instruments. For 2015 and 2014, the gains and losses recognized as interest expense were immaterial.

	DECEMBER 31, 2015						DECEMBER 31, 2014
			Fair Value Measurements						Fair Value Measurements
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS1)	Nominal volume		Derivative asset (Other current/ non-current assets)		Derivative liability (Other current / non-current liabilities)		Nominal volume		Derivative asset (Other current / non-current assets)		Derivative liability (Other current / non-current liabilities)
Foreign exchange forward contracts, less than 1 year (cash flow hedge)	$58.0		$0.2		$0.2		$—		$—		$—

Foreign exchange forward contracts, less than 2 years (cash flow hedge)	11.3		0.0		0.1		—		—		—

TOTAL	$69.3		$0.2		$0.3		$—		$—		$—

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign exchange swaps, less than 6 months	$482.4	2)	$2.5	3)	$5.1	4)	$459.1	5)	$1.3	6)	$0.4	7)

TOTAL	$482.4		$2.5		$5.1		$459.1		$1.3		$0.4

1)	There is no netting since there are no offsetting contracts.
2)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $435.8 million.
3)	Net amount after deducting for offsetting swaps under ISDA agreements is $2.4 million.
4)	Net amount after deducting for offsetting swaps under ISDA agreements is $4.9 million.
5)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $390.9 million.
6)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.3 million.
7)	Net amount after deducting for offsetting swaps under ISDA agreements is $0.4 million.

Fair Value of Debt

	DECEMBER 31, 2015 CARRYING VALUE1)	DECEMBER 31, 2015 FAIR VALUE	DECEMBER 31, 2014 CARRYING VALUE1)	DECEMBER 31, 2014 FAIR VALUE
LONG-TERM DEBT
U.S. Private placement	$1,421.5	$1,472.6	$1,424.2	$1,510.2
Medium-term notes	77.8	79.6	83.2	86.3
Other long-term debt	0.1	0.1	13.8	13.8

TOTAL	$1,499.4	$1,552.3	$1,521.2	$1,610.3

SHORT-TERM DEBT
Overdrafts and other short-term debt	$39.4	$39.4	$57.8	$57.8
Short-term portion of long-term debt	0.2	0.2	21.8	21.8

TOTAL	$39.6	$39.6	$79.6	$79.6

1)	Debt as reported in balance sheet.